Earnings/ (Loss) Per Common Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings/ (Loss) Per Common Share

NOTE 13: EARNINGS/(LOSS) PER COMMON SHARE

Earnings/(Loss) per share is calculated by dividing net income/(loss) attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding during the periods presented. Net income/(loss) attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net income/(loss) attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the three month period ended June 30, 2021, 384,419 potential common shares and 0 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the three month period ended June 30, 2020, 566,525 potential common shares and 0 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2021, 388,027 potential common shares and 0 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2020, 583,126 potential common shares and 3,115 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Three Month Period Ended June 30, 2021	Three Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2021	Six Month Period Ended June 30, 2020
Numerator:
Net income/ (loss) attributable to Navios Holdings common stockholders	$24,936	$(35,271)	$25,099	$(88,546)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,284)	(2,561)	(2,578)
Plus:
Gain from eliminated dividends (preferred stock) due to conversion	—	—	—	166
Income/ (loss) available to Navios Holdings common stockholders, basic and diluted	$23,652	$(36,555)	$22,538	$(90,958)
Denominator:
Denominator for basic earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	13,127,208	12,901,880	13,120,335	12,882,235
Basic earnings/ (loss) per share attributable to Navios Holdings common stockholders	$1.80	$(2.83)	$1.72	$(7.06)
Denominator for diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	13,511,627	12,901,880	13,508,382	12,882,235
Diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders	$1.75	$(2.83)	$1.67	(7.06)